SHARE-BASED COMPENSATION - Restricted share units (Details) - Restricted share units	12 Months Ended
	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2024 ¥ / shares	Dec. 31, 2023 ¥ / shares	Dec. 31, 2022 ¥ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	36,768,616
Employee and Non employee options | 2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	36,768,616	8,479,188	13,178,072
Vesting period (in years)	4 years	4 years
weighted average value of the ordinary shares | (per share)	$ 0.47	$ 1.66	$ 2.02	¥ 3.42	¥ 11.76	¥ 13.94
Employee and Non employee options | Vesting schedule, one | 2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)			2 years
Employee and Non employee options | Vesting schedule, two | 2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)			4 years